PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5. PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2021	December 31, 2020
Computer equipment	$72,110	$33,774
Office equipment and furniture	36,157	36,573
Leasehold Improvements	89,819	56,631
Property and equipment	198,086	126,978
Less: Accumulated depreciation	(67,727)	(47,815)
Property and equipment, net	$130,359	$79,163

Depreciation expense associated with property and equipment, as adjusted to reclassify certain software assets to intangibles, is included within depreciation and amortization in the Company’s consolidated statements of operations and is, $19,912 and $23,484 for the years ended December 31, 2021 and 2020, respectively.